Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Earnings Per Share, Policy (Policies)	3 Months Ended
Nov. 30, 2017
Policies
Earnings Per Share, Policy

Basic and Diluted Earnings (Loss) Per Share –

Net loss per share is calculated in accordance with FASB ASC 260, Earnings Per Share, for the period presented. Basic net loss per share is based upon the weighted average number of common shares outstanding. Diluted net loss per share is based on the assumption that all dilutive convertible shares and stock options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options and warrants are assumed exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period. The Company has a convertible note payable which is potentially dilutive, however it has been omitted from the calculations as it is antidilutive.